STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan	12 Months Ended
	Dec. 31, 2018 CAD ($) Option	Dec. 31, 2017 CAD ($) Option
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	100,000	100,000
Options, exercised | Option	(100,000)	0
Options, balance at end of year | Option	0	100,000
Weighted average exercise price, balance at beginning of year	$ 12.75	$ 12.75
Weighted average exercise price, exercised	12.75
Weighted average exercise price, balance at end of year	0.00	$ 12.75
Cash consideration on stock options exercised	$ 1,300,000